Related party transactions	12 Months Ended
Mar. 31, 2012
Related party transactions
15.	Related party transactions

The Company’s principal related parties are its founder shareholders, directors and companies that the founder shareholders and directors control. The Company enters into transactions with such related parties in the normal course of business. Related party transactions and balances, other than purchase of subsidiary from a principal shareholder as described in note 6, are as follows:

Advertising Revenues

During the fiscal year ended March 31, 2010, 2011 and 2012, the Company earned advertising revenues of US$ 328,815, US$721,974 and US$ Nil, respectively, from Edelweiss Capital Services Ltd in which a director of Rediff is shareholder and director.

Product Development Expenses

During the fiscal years ended March 31, 2010, 2011 and 2012, the Company incurred product development expenses (including amount capitalized) of US$ Nil, US$ 167,833 and US$ 137,490, respectively, on account of services rendered by Tachyon Technologies Private Ltd, an equity method investee.

Purchase of Convertible Promissory Note

During the fiscal year ended March 31, 2010, 2011 and 2012, the Company purchased secured convertible promissory notes (referred as “notes”) of US$ 1,300,000, US$ Nil and US$ Nil, respectively, from Runa Inc. in which a director of the Company is a shareholder and key management personnel. In August 2010, notes of Runa Inc. with a carrying amount of US$ 1,300,000 were converted into equity shares upon exercise of conversion option by the Company resulting in an equity interest ownership in Runa Inc. of 10%.

Balances with related parties include:

	As of March 31,
	2011	2012
	US$	US$
Trade account receivable for advertising revenues (net of allowance of US$169,962 and US$206,974 as of March 31, 2011 and 2012, respectively)	171,268	90,835
Accounts payable for product development expense	7,226	12,612